Significant accounting policies, Going Concern (Details)		12 Months Ended
	Aug. 01, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Going concern [Abstract]
Loss after income tax		$ (419,770,000)	$ (60,390,000)	$ (2,142,000)
Net operating cash inflows		21,557,000	1,761,000	(987,000)
Net current assets (liabilities)		75,148,000	(130,034,000)
Net assets (liabilities)		437,362,000	(49,454,000)
Mining hardware prepayments		$ 158,184,000	75,129,000	0
Operating capacity hash rate		6.0
Cash on hand utilized for mining assets		$ 210,593,000	$ 73,815,000	$ 0
Remaining mining hardware prepayments		$ 83,340,000
Minimum [Member]
Going concern [Abstract]
Period to adequate cash reserves to enable to meet its obligations from date of approval		1 year
Mining Hardware [Member]
Going concern [Abstract]
Mining hardware prepayments		$ 158,184,000
Prepayments balance relates to operating capacity		$ 30,127,000
Operating capacity hash rate		4.3
Amount of prepayments utilized		$ 46,006,000
Cash amount of prepayments		46,670,000
Cash on hand utilized for mining assets		5,900,000
Remaining mining hardware prepayments		$ 83,340,000
Mining Hardware [Member] | Subsequent Events [Member]
Going concern [Abstract]
Operating capacity hash rate	6.0
Additional operating capacity hash rate	1.7
Cash on hand utilized for mining assets	$ 5,869,000
Remaining mining hardware prepayments	$ 82,051,000